INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income (Loss) Before Income Taxes by Geographic Location

Income (loss) before income taxes by geographic location is as follows:

(in US$ thousands )	2018	2019	2020
Taiwan operations	$(3,146)	$(2,191)	$(1,129)
Non-Taiwan operations	(47)	532	(164)
	$(3,193)	$(1,659)	$(1,293)

Components of Income Tax Benefit Expense by Taxing Jurisdiction

The components of income tax benefit (expense) by taxing jurisdiction are as follows:

( in US$ thousands )	2018	2019	2020
Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Non-Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Total current income tax benefit (expense)	$—	$—	$—
Total deferred income tax benefit	$—	$—	$—
Total income tax benefit	$—	$—	$—

Reconciliation of Effective Tax Rate Related to Statutory Taiwan Federal Tax Rate

A reconciliation of our effective tax rate related to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2018	2019	2020
Taiwan statutory rate, including taxes on income and retained earnings	24.00%	24.00%	24.00%
Foreign tax differential	3.43%	10.14%	(0.47)%
Expiration of net operating loss carryforwards	—	—	(31.92)%
Tax-exempt income	—	—	—
Non-deductible items - bad debts	(0.22)%	—	—
Other non-deductible expenses	(3.50)%	(7.01)%	(3.99)%
Changes in unrecognized tax benefits	17.17%	—	—
Cumulative effect of initially applying new accounting standards	—	13.13%	—
Change in deferred tax assets and valuation allowance	(42.02)%	(43.38)%	10.52%
Change in tax rate	0.15%	—	—
Other	0.99%	3.12%	1.86%
Effective rate	—	—	—

Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2018, 2019 and 2020 are as follows:

(in US$ thousands)	2018	2019	2020
Balance at beginning of year	$9,928	$11,765	$12,732
Subsequent reversal and utilization of valuation allowance	—	(17)	(87)
Changes to valuation allowance	2,107	723	1,585
Expirations	—	—	(1,720)
Exchange differences	(270)	261	536
Balance at end of year	$11,765	$12,732	$13,046

Net Operating Loss Carryforwards Available to Offset Future Income

As of December 31, 2020, we had net operating loss carryforwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	$15,760	indefinite
Taiwan	41,329	2021~2030
	$57,089

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2018, 2019 and 2020 are as follows:

(in US$ thousands)	2018	2019	2020
Balance at beginning of year	$1,110	$—	$—
Increase related to prior year tax positions	—	—	—
Decrease related to prior year tax positions	—	—	—
Settlement of intercompany charge adjustments	(1,095)	—	—
Expiration of statute of limitations	—	—	—
Exchange differences	(15)	—	—
Balance at end of year	$—	$—	$—

Deferred Tax Assets
Significant Components of Deferred Tax Assets and Liabilities

The significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2019	2020
Net operating loss carryforwards	$12,005	$12,519
Share-based compensation	299	315
Investments	134	141
Lease right-of-use assets	122	19
Intangible assets and goodwill	64	2
Other	108	50
	12,732	13,046
Less: valuation allowance	(12,732)	(13,046)
Deferred tax assets - net	$—	$—